Interests in Structured Entities - Schedule Investment and Maximum Exposure to Loss Related to Significant Unconsolidated Structured Entities (Detail) - Unconsolidated structured entities [Member] - Investment SEs [Member] - CAD ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of unconsolidated structured entities [Line Items]
Company's investment	$ 4,812	$ 4,644
Company's maximum exposure to loss	4,812	4,644
Leveraged leases [Member]
Disclosure of unconsolidated structured entities [Line Items]
Company's investment	3,457	3,371
Company's maximum exposure to loss	3,457	3,371
Timberland companies [Member]
Disclosure of unconsolidated structured entities [Line Items]
Company's investment	842	776
Company's maximum exposure to loss	842	776
Real estate companies [Member]
Disclosure of unconsolidated structured entities [Line Items]
Company's investment	513	497
Company's maximum exposure to loss	$ 513	$ 497